Long-Term Debt (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended	18 Months Ended		3 Months Ended		12 Months Ended	20 Months Ended	24 Months Ended	31 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Previously Reported [Member] 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 Existing Mortgage Refinancing [Member]	Mar. 31, 2013 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 01, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 01, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2013 9½% Subordinated debentures due 2012 [Member]	Mar. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Jun. 01, 2012 9½% Subordinated debentures due 2012 [Member]	Dec. 01, 2011 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Mar. 31, 2013 Mortgages [Member]	Mar. 26, 2013 Mortgages [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Minimum [Member] Revolving Credit Facility [Member]
Long-Term Debt (Details) [Line Items]
Convertible Notes Payable							$ 10,100,000	$ 1,100,000		$ 1,100,000		$ 1,100,000			$ 334,000		$ 334,000			$ 334,000
Debt Instrument, Interest Rate, Stated Percentage																						6.75%
Debt Instrument, Amount Paid												225					100
Debt Instrument, Convertible, Number of Equity Instruments												250
Debt Instrument, Convertible Value, Exchanged												1,000					1,000			1,000
Debt Instrument, Convertible Principal Amount, Converted												9,000,000					723,000			723,000
Debt Instrument, Periodic Payment, Interest												418,000					50,000
Debt Instrument, Periodic Payment												1,400,000					790,000
Debt Instrument, Debt Default, Description of Notice of Default					The non-payments constituted an event of default under the Indenture governing the Debentures. The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.							The non-payments constituted an event of default under the Indenture governing the Notes. The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately
Line of Credit Facility, Commitment Fee Percentage												25.00%					25.00%							0.25%
Debt Instrument, Sinking Fund Payment																	106,000
Debt Instrument, Debt Default, Amount														1,400,000	500,000		500,000	790,000		500,000
Gains (Losses) on Extinguishment of Debt	8,800,000		4,000	60,000	60,000	8,796,000					4,000					5,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)				$ 0.00		$ 3.21
Line of Credit Facility, Maximum Amount Outstanding During Period																									1,000,000
Line of Credit Facility, Interest Rate Description																							Prime plus 2.00%	variable rate of interest of Prime plus 2.00
Line of Credit Facility, Interest Rate at Period End																								5.25%
Line of Credit Facility, Amount Outstanding																							700,000	1,000,000
Debt Instrument, Covenant Description																								The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures
Debt Instrument, Convertible, Conversion Ratio																										1.75	1.00
Line of Credit Facility, Covenant Compliance		As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived.			As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived.
Mortgage Loans on Real Estate					1,700,000				512,000
Mortgage Loans on Real Estate, Interest Rate									6.50%
Compensating Balance, Amount									200,000												200,000
Proceeds from Subscription Agreement for Private Placement					650,000
Shares, Issued (in Shares)					1,000,000
Common Stock, Exercise Price					0.10
Debt Instrument, Exchange Offer Amount										225					100
Debt Conversion, Converted Instrument, Shares Issued (in Shares)										250
Debt Insturment, Denomination of Per Instrument Exchanged (in Dollars per Item)										1,000					1,000
Debt Conversion, Original Debt, Amount										9,000,000					723,000
Debt Instrument, Face Amount										10,100,000					1,100,000
Debt Instrument,Debt Default,Periodic Payment, Interest													418,000					50,000		301,200
Debt Instrument, Frequency of Periodic Payment													semi-annual						semi-annual
Debt Instrument,Debt Default, Payable Percentage										25.00%					25.00%
Debt Instrument,Debt Default, Sinking Fund Payment																			106,000
Line of Credit Facility, Maximum Borrowing Capacity																							700,000
Debt Instrument, Basis Spread on Variable Rate																							2.00%
Debt Instrument, Interest Rate, Effective Percentage																							5.25%
Line of Credit Facility, Covenant Terms		The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures.
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.25%
Line of Credit Facility, Covenant Compliance, Minimum Debt Coverage Ratio Required		1.75
Line of Credit Facility, Covenant Compliance, Maximum Loan to Value Ratio Required		50.00%
Line of Credit Facility, Covenant Compliance, Periodic Cap on Capital Expenditure Required		1,000,000
Line of Credit Facility, Covenant Compliance, Frequency of Cap on Capital Expenditure Required		quarterly
Minimum Net Worth Required for Compliance		6,500,000
Long-term Debt, Gross																					$ 498,000	$ 1,700,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																					6.50%